Borrowings - Summary of Borrowings under Credit Facilities (Detail) $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 AUD ($)	Oct. 18, 2024 USD ($)	May 10, 2024 USD ($)	May 25, 2023 USD ($)	Jul. 25, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,495.6		$ 1,236.5
Loans advanced	2,291.1		804.8		$ 206.5
Repayments	986.3		650.9		197.9
Variable rate with exposure to repricing (six months or less)	1,997.7		239.4
Fixed rate with no exposure to repricing	497.9		997.1
Committed	549.0		1,687.8
Uncommitted	72.3		74.4
Undrawn borrowing facilities net	621.3		1,762.2
Undrawn borrowing facilities	549.0		1,687.8
– within one year
Disclosure of detailed information about borrowings [line items]
Committed	100.0		166.5
– later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
Committed	51.5		0.0
– later than three years and not later than five years
Disclosure of detailed information about borrowings [line items]
Committed	397.5		1,521.3
US Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings	1,280.4		1,212.6
Canadian Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings	1,004.6		23.9
Australian Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings	210.6		0.0
US$500 million 5-year notes issue
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	$ 500.0		$ 500.0
Borrowings maturity, term	5 years	5 years	5 years	5 years
Borrowings	$ 0.0		$ 499.6
US$500 million 5-year notes issue | US Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0		499.6		498.8
Unwinding of transaction costs	0.4		0.8
Repayments	500.0		0.0
US$500 million 10-year notes issue
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	$ 500.0		$ 500.0
Borrowings maturity, term	10 years	10 years	10 years	10 years
Borrowings	$ 497.9		$ 497.5
US$500 million 10-year notes issue | US Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings	497.9		497.5		497.0
Unwinding of transaction costs	0.4		0.5
US$150 million revolving senior secured credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	150.0		150.0
Borrowings	0.0		83.5
US$150 million revolving senior secured credit facility | US Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0		83.5		83.5
Repayments	83.5		0.0
US$85 million revolving senior secured credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	85.0							$ 85.0
Borrowings	33.5		0.0
US$85 million revolving senior secured credit facility | US Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings	33.5		0.0
Loans advanced	83.5				0.0
Repayments	50.0		0.0
A$500 million syndicated revolving credit facility – old
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings						$ 500
Borrowings	0.0		0.0
A$500 million syndicated revolving credit facility – old | Australian Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0		0.0
Loans advanced	0.0		247.1
Repayments	0.0		247.0
Translation adjustment	0.0		(0.1)
A$500 million syndicated revolving credit facility – new
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings						$ 500
Borrowings	210.6		0.0
A$500 million syndicated revolving credit facility – new | Australian Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings	210.6		0.0
Loans advanced	263.1				160.8
Repayments	39.1		162.9
Translation adjustment	(13.5)		2.1
US$1,200 million revolving credit facilities – old
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	1,200.0									$ 1,200.0
Borrowings	0.0		0.0
US$1,200 million revolving credit facilities – old | US Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0		0.0
Loans advanced	0.0		241.0
Repayments	0.0		241.0
US$1,200 million revolving credit facility – new
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	1,200.0								$ 1,200.0
Borrowings	1,034.5		155.9
Loans advanced	1,202.2		155.9
Repayments	313.7
US$1,200 million revolving credit facility – new | Windfall Project
Disclosure of detailed information about borrowings [line items]
Loans advanced	389.3	$ 541.5	23.9	$ 31.6
Repayments	118.1	162.5
US$1,200 million revolving credit facility – new | US Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings	1,034.5		155.9		0.0
Loans advanced	1,202.2		155.9
Repayments	313.7		0.0
Translation adjustment	(9.9)		0.0
US$750 million multi-currency bridge facilities
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings							$ 750.0		$ 750.0
Borrowings	719.1		0.0
US$750 million multi-currency bridge facilities | Windfall Project
Disclosure of detailed information about borrowings [line items]
Loans advanced	742.3	$ 1,034.3
US$750 million multi-currency bridge facilities | US Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings	719.1		0.0
Loans advanced	742.3				$ 0.0
Translation adjustment	$ (23.2)		$ 0.0